PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Property and equipment is comprised of the following at September 30, 2013 and December 31, 2012:

	Estimated Useful Life	2013	2012
Field operating equipment	3 – 10 years	$82,192	$82,798
Vehicles	3 – 5 years	3,599	2,408
Leasehold improvements	2 – 5 years	465	473
Software	3 – 5 years	1,141	1,063
Computer equipment	3 – 5 years	4,320	4,080
Office equipment	3 – 5 years	839	864
		92,556	91,686
Less: Accumulated depreciation and amortization		(30,919)	(21,230)
Total		$61,637	$70,456

Property and equipment is comprised of the following at December 31, 2012 and 2011:

	Estimated Useful Life	2012	2011
Field operating equipment	3 - 10 years	$82,798	$41,892
Vehicles	3 - 5 years	2,408	2,632
Leasehold improvements	2 - 5 years	473	182
Software	3 - 5 years	1,063	1,090
Computer equipment	3 - 5 years	4,080	4,280
Office equipment	3 - 5 years	864	903
		91,686	50,979
Less: Accumulated depreciation and amortization		(21,230)	(9,911)
Total		$70,456	$41,068